Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (58,126,332)	$ (115,455,193)	$ (57,511,979)
Adjusting items
Interest income recognized in net loss	(2,357,593)	(1,082,030)	(398,559)
Depreciation of property and equipment	18,808	25,297	35,055
Amortization of intangible assets	193,472	179,392	137,526
Loss on write-off of property and equipment	10,510
Transaction costs recognized in net loss		35,175
Embedded derivative loss recognized in net loss		77,902,663	33,982,042
Accretion of preferred shares		2,479,162	3,742,178
Share-based compensation	5,069,694	2,180,915	174,419
Net foreign exchange loss (gain)	127,909	(40,913)	(82,589)
Income tax expense recognized in net loss	965,851	643,765	146,454
Income taxes received (paid)	15,954	(392,620)	(98,218)
Tax credit	(601,227)	(330,000)
Net changes in working capital
Sales tax and other receivables	(78,909)	3,641	(48,207)
Income tax and tax credits receivable	(437,485)	(761,999)	238,690
Prepaid expenses	353,408	(3,146,724)	350,129
Accounts payable and accrued liabilities	5,701,228	2,193,009	504,976
Net operating cash flows	(49,144,712)	(35,566,460)	(18,828,083)
Investing activities
Interest income received	2,368,508	814,110	95,526
Acquisition of short-term investments	(25,000,000)	(134,000,000)	(40,000,000)
Maturity of short-term investments	55,000,000	59,000,000	10,000,000
Acquisition of property and equipment	(4,420)	(20,218)	(27,918)
Acquisition of intangible assets	(135,985)	(1,000,000)
Net investing cash flows	32,228,103	(75,206,108)	(29,932,392)
Financing activities
Issuance of common shares	195,716	31,588
Proceeds of public offering	80,758,750	137,865,000
Net financing cash flows	75,781,867	137,530,555
Net increase (decrease) in cash	58,865,258	26,757,987	(48,760,475)
Cash, beginning of year	36,230,343	9,434,495	58,106,885
Effect of exchange rate fluctuations on cash held	(123,077)	37,861	88,085
Cash, end of year	94,972,524	36,230,343	$ 9,434,495
Ordinary shares [member]
Financing activities
Issuance costs	$ (5,172,599)	(10,236,593)
Series C preferred shares [member]
Financing activities
Issuance costs		(129,520)
Issuance of Preferred Shares		$ 10,000,080